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November 1, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-8629

RE: Hartford Life Insurance Company Separate Account Seven
    Post-Effective Amendment No. 23
    File No. 333-101954

To the Commission Staff:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4. If you have any questions concerning this filing, please call me at (860) 843-6085.

Very truly yours,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel